BORROWINGS AND LINES OF CREDIT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BORROWINGS AND LINES OF CREDIT	BORROWINGS AND LINES OF CREDIT
Long-term debt consisted of the following:

(In millions)	2024	2023
2.242% Notes due 2025 (1)	1,200	1,200
4.375% Notes due 2025	—	830
5.800% Notes due 2025	—	1,000
2.493% Notes due 2027	900	900
4.125% Notes due 2028	783	830
2.722% Notes due 2030	2,000	2,000
2.700% Notes due 2031	750	750
4.500% Notes due 2032	887	941
5.900% Notes due 2034	875	1,000
3.625% Notes due 2037	783	—
3.377% Notes due 2040	1,500	1,500
3.577% Notes due 2050	1,400	2,000
6.200% Notes due 2054	650	1,000
Total long-term notes	11,728	13,951
Japanese Term Loan Facility	342	379
Other debt (including project financing obligations and finance leases)	296	74
Discounts and debt issuance costs	(88)	(111)
Total debt	12,278	14,293
Less: current portion of long-term debt	1,252	51
Long-term debt, net of current portion	$11,026	$14,242
(1) 2.242% Notes due February 15, 2025; reclassified to Current portion of long-term debt.

Acquisition Funding

On January 2, 2024, the Company completed the acquisition of the VCS Business for total consideration of $14.2 billion. Under the terms of the Agreement, 20% of the purchase price was paid in Carrier common stock, issued directly to Viessmann and subject to certain lock up provisions and 80% was paid in cash, subject to working capital and other adjustments. In order to fund the Euro-denominated cash portion of the purchase price, the Company used cash on hand, debt financing and various term loan facilities.
Debt Issuance

In November 2023, the Company issued $3.0 billion principal amount of USD-denominated notes in three tranches. The tranches consisted of $1.0 billion aggregate principal amount of 5.80% notes due 2025, $1.0 billion aggregate principal amount of 5.90% notes due 2034 and $1.0 billion aggregate principal amount of 6.20% notes due 2054 (collectively, the “USD Notes”). In addition, the Company issued €2.35 billion principal amount of Euro-denominated notes in three tranches. The tranches consisted of €750 million aggregate principal amount of 4.375% notes due 2025, €750 million aggregate principal amount of 4.125% notes due 2028 and €850 million aggregate principal amount of 4.50% notes due 2032 (collectively, the “Euro Notes”). The notes are subject to certain customary covenants and the Company has the option to redeem the notes in whole or in part at any time prior to their stated maturity date at the redemption price set forth in the indenture agreements. The Company capitalized $51 million of deferred financing costs which are being amortized over the term of their related notes. In June 2024, the Company redeemed the $1.0 billion aggregate principal amount of 5.80% notes due in 2025 and incurred a $8 million make-whole premium upon prepayment and wrote off $4 million of related unamortized debt financing costs.

In November 2024, the Company issued €750 million aggregate principal amount of 3.625% Euro-denominated notes due 2037. The notes are subject to certain customary covenants and the Company has the option to redeem the notes in whole or in part at any time, prior to their stated maturity date at the redemption price set forth in the indenture agreement. The Company capitalized $11 million of deferred financing costs which are being amortized over the term of the notes. The Company used the net proceeds, together with cash on hand, to redeem its €750 million aggregate principal amount of outstanding 4.375% Euro-denominated notes due 2025 and to pay fees and expenses in connection with the new offering. The Company incurred a $6 million make-whole premium upon prepayment and wrote off $2 million of related unamortized debt financing costs.

Bridge Loan

On April 25, 2023, the Company entered into commitment letters with JPMorgan Chase Bank, N.A., BofA Securities, Inc. and Bank of America, N.A. to provide a €8.2 billion aggregate principal, senior unsecured bridge term loan facility (the “Bridge Loan”). Euro-denominated borrowings bore interest at the EURIBOR Rate plus a ratings-based margin, USD-denominated borrowings bore interest at either a Term SOFR Rate plus 0.10% and a ratings-based margin or, alternatively, at a base rate plus a ratings-based margin. The Company capitalized $48 million of deferred financing costs associated with the Bridge Loan which were amortized over the commitment period. Upon entering into a senior unsecured delayed draw term loan facility and issuing the USD Notes and the Euro Notes, the Company reduced the Bridge Loan by €7.7 billion and accelerated the amortization on $25 million of deferred financing costs in Interest expense during 2023. On January 2, 2024, the Company entered into a 60-day senior unsecured term loan agreement consisting of a Euro-denominated tranche in an aggregate amount of €113 million and a USD-denominated tranche in an aggregate amount of $349 million (the “60-day Loan”). Upon entering into the 60-day Loan, the Company reduced the final portion of the Bridge Loan by €500 million and subsequently terminated the agreement. Borrowings under the 60-day Loan were repaid in March 2024.

Delayed Draw Facility

On May 19, 2023, the Company entered into a senior unsecured delayed draw term loan credit agreement with JPMorgan Chase Bank, N.A., as administrative agent and certain other lenders that permitted aggregate borrowings of up to €2.3 billion (the "Delayed Draw Facility"). The facility consisted of an 18-month, Euro-denominated tranche in an aggregate amount of €1.15 billion and a 3-year, Euro-denominated tranche in an aggregate amount of €1.15 billion. Euro-denominated borrowings bear interest at the EURIBOR Rate plus a ratings-based margin, USD-denominated borrowings bear interest at either a Term SOFR Rate plus 0.10% and a ratings-based margin or, alternatively, at a base rate plus a ratings-based margin. The Company capitalized $4 million of deferred financing costs which will be amortized over the respective term of the tranches. On January 2, 2024, the Company borrowed the full amount available under the Delayed Draw Facility in U.S. Dollars. Borrowings under the Delayed Draw Facility were repaid in June 2024 and the facility was subsequently terminated.
364-Day Revolver

On May 17, 2024, the Company entered into a 364-day, $500 million, senior unsecured revolving credit agreement with JPMorgan Chase Bank, N.A., as administrative agent and certain other lenders (the “364-day Revolver”). Borrowings are available in U.S. Dollars and Euros. USD-denominated borrowings bear interest at either a Term SOFR Rate plus 0.10% and a ratings-based margin or, alternatively, at a base rate plus a ratings-based margin, Euro-denominated borrowings bear interest at the Adjusted EURIBOR Rate plus a ratings-based margin. Upon entering into the 364-day Revolver, the Company terminated its existing $500 million senior unsecured revolving credit agreement that was set to mature in May 2024. In December 2024, the Company terminated the 364-day Revolver as part of a transaction to refinance and replace prior credit agreements.

Japanese Term Loan Facility

On July 15, 2022, the Company entered into a five-year, JPY 54 billion (approximately $400 million) senior unsecured term loan facility with MUFG Bank Ltd., as administrative agent and lender, and certain other lenders (the "Japanese Term Loan Facility"). Borrowings under the Japanese Term Loan Facility bear interest at a rate equal to the Tokyo Term Risk Free Rate plus 0.75%. In addition, the Japanese Term Loan Facility is subject to customary covenants including a covenant to maintain a maximum consolidated leverage ratio. The Company capitalized $2 million of deferred financing costs which are being amortized over the term of the facility. On July 25, 2022, the Company borrowed JPY 54 billion under the Japanese Term Loan Facility and used the proceeds to fund a portion of the TCC acquisition and to pay related fees and expenses.

Revolving Credit Facility

On December 20, 2024, the Company entered into a revolving credit agreement with JPMorgan Chase Bank, N.A., as administrative agent, and certain other lenders, permitting aggregate borrowings of up to $2.5 billion pursuant to an unsecured, unsubordinated revolving credit facility that matures in December 2029 (the "Revolving Credit Facility"). The Revolving Credit Facility supports the Company's commercial paper program and can be used for other general corporate purposes. Borrowings are available in U.S. Dollars and Euros. U.S. Dollar borrowings can bear interest at either a Term SOFR Rate plus 0.10% and a ratings-based margin or, alternatively, at an alternate base rate plus a ratings-based margin. Euro borrowings bear interest at an adjusted EURIBOR rate plus a ratings-based margin. A ratings-based commitment fee is charged on unused commitments. Upon entering into the agreement, the Company terminated its existing $2.0 billion revolving credit facility that was set to mature in May 2028 as part of a transaction to refinance and replace prior credit agreements. In addition, the Company capitalized $11 million of deferred financing costs which are being amortized over the term of the facility. As of December 31, 2024, there were no borrowings outstanding under the Revolving Credit Facility.

Commercial Paper Program

The Company has a $2.0 billion unsecured, unsubordinated commercial paper program, which can be used for general corporate purposes, including the funding of working capital and potential acquisitions. As of December 31, 2024, there were no borrowings outstanding under the commercial paper program.

Project Financing Arrangements

The Company is involved in long-term construction contracts in which it arranges project financing with certain customers. As a result, the Company issued $53 million and $39 million of debt during the year ended December 31, 2024 and 2023, respectively. Long-term debt repayments associated with these financing arrangements for the years ended December 31, 2024 and 2023, were $14 million and $111 million, respectively.

Debt Covenants

The Revolving Credit Facility, the indenture for the long-term notes and the Japanese Term Loan Facility contain affirmative and negative covenants customary for financings of these types, which, among other things, limit the Company's ability to incur additional liens, to make certain fundamental changes and to enter into sale and leaseback transactions. As of December 31, 2024, the Company was in compliance with the covenants under the agreements governing its outstanding indebtedness.
Tender Offers

In July 2024, the Company commenced tender offers to purchase up to $800 million ("Aggregate Tender Cap") aggregate purchase price of certain tranches of the Company's notes. The tender offers included payment of applicable accrued and unpaid interest up to the settlement date, along with a fixed spread for early repayment. Based on several factors, the Company elected to increase the Aggregate Tender Cap and settle the tender offers early. The aggregate principal amount tendered and accepted was approximately $1.1 billion, which included $125 million of notes due 2034, $350 million of notes due 2054 and approximately $600 million of notes due 2050. Upon settlement, the Company recognized a net gain of $97 million and wrote off $11 million of unamortized deferred financing costs within Interest (expense) income, net on the accompanying Consolidated Statement of Operations.

Schedule of Long-term Debt Maturities

Scheduled maturities of long-term debt, excluding amortization of discount, are as follows:

(In millions)
2025	$1,252
2026	$70
2027	$1,284
2028	$803
2029	$19
Thereafter	$8,938
As of December 31, 2024, the average maturity of the Company's long-term notes is approximately 10 years and the weighted-average interest rate on its total borrowings is approximately 3.5%. Interest expense associated with long-term debt for the years ended December 31, 2024, 2023 and 2022 was $580 million, $306 million and $238 million, respectively.